SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-23444) UNDER
THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 56	[X]
and

REGISTRATION STATEMENT (NO. 811-05628) UNDER THE INVESTMENT COMPANY ACT
OF 1940
AMENDMENT NO. 59	[X]

Vanguard Malvern Funds
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 11, 2013, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration
Statements pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of February 2013.
VANGUARD MALVERN FUNDS
BY:_______ _/s/ F. William McNabb III*
F. William McNabb III
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	February 11, 2013
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	February 11, 2013
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	February 11, 2013
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	February 11, 2013
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	February 11, 2013
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	February 11, 2013
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	February 11, 2013
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 11, 2013
Scott C. Malpass
/s/ André F. Perold*	Trustee	February 11, 2013
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	February 11, 2013
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	February 11, 2013
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	February 11, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated
by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE